UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 90.0%
Corporate — 1.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,144,748
Series D, 5.88%, 1/01/34	4,000	4,696,400
		5,841,148
County/City/Special District/School District — 31.6%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,723,280
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,940
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/34	2,645	3,098,247
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,853,822
6.50%, 5/01/42	1,860	2,250,061
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,959,842
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,637,760
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,616,728
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,298,930
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,462,600
Irvine Unified School District, Refunding, Special Tax Bonds, 5.00%, 9/01/38	1,350	1,534,073
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,485	8,720,474

Municipal Bonds	Par (000)	Value
California (continued)

County/City/Special District/School District (concluded)
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 5.75%, 9/01/34	$1,215	$1,406,217
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,625	5,292,572
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,620,800
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,158,088
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,968,494
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,900,200
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,652,475
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,210	6,920,734
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,150
		110,990,487
Education — 4.9%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,977,900
San Francisco University, 6.13%, 10/01/36	1,745	2,135,060
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,198,250
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,719,600

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)

Education (concluded)
California School Finance Authority, RB (concluded):
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 7/01/43	$3,000	$3,485,700
Alliance For College-Ready Public Schools Projects, 5.00%, 7/01/45 (b)	1,330	1,410,465
Value Schools, 6.65%, 7/01/33	595	666,186
Value Schools, 6.90%, 7/01/43	1,330	1,505,094
		17,098,255
Health — 16.0%
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	11,035	12,333,047
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,155,340
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,592,200
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,994,811
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,540,200
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,550,267
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,935,115
		56,100,980
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,502,415
State — 9.8%
State of California, GO, Various Purposes:
6.00%, 4/01/38	8,000	9,361,920
6.00%, 11/01/39	3,355	4,008,353

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	$1,505	$1,785,126
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,960,600
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	255,039
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,807,862
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,352,336
		34,531,236
Tobacco — 4.8%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	5,000	4,317,950
Series A, 5.00%, 6/01/40	11,480	12,706,064
		17,024,014
Transportation — 8.9%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,111,615
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,635,005
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	2,000	2,271,520
5.25%, 5/15/39	3,605	4,080,824
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,135,750
5.75%, 3/01/34	1,000	1,143,780
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,649,732
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,298,200

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	$3,000	$3,403,830
Senior Series B, 5.75%, 7/01/39	900	1,015,119
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,594,578
		31,339,953
Utilities — 11.3%
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,474,680
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,196,879
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,898,942
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,430	9,341,283
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	3,035	3,378,471
Sub-Series A-2 (AGM), 5.00%, 7/01/35	4,000	4,190,320
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,453,587
5.25%, 5/01/33	2,810	3,241,729
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,920	4,507,569
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,837,616
		39,521,076
Total Municipal Bonds — 90.0%		315,949,564

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California — 70.6%

County/City/Special District/School District — 36.9%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$11,080,062
Los Angeles Community College District California, GO, Election of 2008, Series C:
Election of 2001, Series E-1, 5.00%, 8/01/18	14,850	16,746,939
5.25%, 8/01/39 (d)	9,680	11,278,023
Los Angeles Community College District California, GO, Refunding, 6.00%, 8/01/19 (a)	3,828	4,602,840
Los Angeles County Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,138,013
5.00%, 12/01/44	14,095	15,815,970
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,334,240
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,918,956
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,047,760
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,375,261
		129,338,064
Education — 15.9%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	13,845	15,506,400
University of California, RB:
Series AM, 5.25%, 5/15/44	11,950	13,921,272
Series I, 5.00%, 5/15/40	12,275	14,068,742
Series L, 5.00%, 5/15/16 (a)	8,500	8,999,800

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Education (concluded)
University of California, RB (concluded):
Series O, 5.75%, 5/15/19 (a)	$2,805	$3,327,263
		55,823,477
Health — 2.3%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	7,350	8,195,985
Transportation — 3.2%
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,158,183
Utilities — 12.3%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,261,409
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,356,569

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (concluded)
Utilities (concluded)
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	$20,000	$21,622,600
		43,240,578
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 70.6%		247,756,287
Total Long-Term Investments (Cost — $519,632,200) — 160.6%		563,705,851

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	1,748,978	1,748,978
Total Short-Term Securities (Cost — $1,748,978) — 0.5%		1,748,978
Total Investments (Cost — $521,381,178*) — 161.1%		565,454,829
Other Assets Less Liabilities — 1.8%		6,062,001
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.7%)		(114,653,412)
VRDP Shares, at Liquidation Value — (30.2%)		(105,900,000)
Net Assets Applicable to Common Shares — 100.0%		$350,963,418

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$406,731,291

Gross unrealized appreciation	$46,848,112
Gross unrealized depreciation	(2,760,909)

Net unrealized appreciation	$44,087,203

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,709,685.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income

BIF California Municipal Money Fund	1,241,527	507,451	1,748,978	$19,056

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(300)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$38,512,500	$16,366

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$563,705,851	—	$563,705,851
Short-Term Securities	$1,748,978	—		1,748,978
Total	$1,748,978	$563,705,851	—	$565,454,829

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$16,366	—	—	$16,366

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	6

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$415,000	—	—	$415,000
Liabilities:
TOB trust certificates	—	$(114,636,335)	—	(114,636,335)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$415,000	$(220,536,335)	—	$(220,121,335)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2015	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2015